Acquisitions and divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Hashnote Holdings LLC [Member]
Business Acquisition [Line Items]
Summary of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$2,412
Accounts receivable, net	193
Prepaid expenses and other current assets	109
Fixed assets, net	8
Digital assets	104
Goodwill	96,840
Intangible assets, net	4,480
Accounts payable and accrued expenses	(655)
Other current liabilities	(2,383)
Deferred tax liabilities, net	(1,043)

Total purchase consideration	$100,065

Billeto Inc [Member]
Business Acquisition [Line Items]
Summary of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash	$1,945
Intangible assets, net	4,600
Other assets	232
Goodwill	24,613
Deferred tax liabilities	(550)

Total purchase consideration	$30,840

Cybavo Pte Ltd [Member]
Business Acquisition [Line Items]
Summary of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash	$1,498
Fixed assets, net	528
Operating lease right-of-use assets	1,114
Intangible assets, net	24,407
Other assets	335
Goodwill	120,917
Deferred tax liabilities	(4,148)
Other current and noncurrent liabilities	(2,418)

Total purchase consideration	$142,233